SCHEDULE A
                          BT PYRAMID MUTUAL FUNDS
         SCHEDULE OF FEES UNDER THE DISTRIBUTION AND SERVICE PLAN
                    AS LAST AMENDED:  DECEMBER 11, 1996



                                   Distribution   Service
                                       Fee          Fee

BT Investment Money Market Fund       0.20%
BT Investment Equity 500 Index Fund   0.20%
BT Investment Limited Term U.S.
     Governement Securities Fund      0.20%
BT Institutional Asset Management Fund0.20%
BT Investment Equity Apprecation Fund  - -
   Investment Class Shares            0.20%
   Advisor Class Shares               0.25%        0.25%
BT RetirementPlus Fund --


COMBSUM (1/97)